Operating expenses - Disclosure of sales and marketing expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Operating expenses	€ 47,589	€ 40,954	€ 95,783	€ 86,811
Sales and marketing expenses
Disclosure of attribution of expenses by nature to their function [line items]
Personnel costs	474	353	944	1,443
Consulting and professional fees	166	1,547	384	2,093
Other sales and marketing expenses	34	352	206	693
Operating expenses	€ 674	€ 2,252	€ 1,534	€ 4,229